Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The components of finite-lived intangible assets are:

	June 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	$10,514	(10,514)	$—
Patent and developed technology	37,317	(32,006)	5,311
Student base (Childcare)	4,000	(500)	3,500
Franchise relationships	1,700	(85)	1,615
Brands	1,600	(80)	1,520
Tradenames	573	(299)	274
Content	450	(45)	405
Non-compete agreements	54	(29)	25
	$56,208	$(43,558)	$12,650

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	$10,514	$(10,514)	$—
Patent and developed technology	37,323	(30,023)	7,300
Student base (Childcare)	4,000	—	4,000
Franchise relationships	1,700	—	1,700
Brands	1,600	—	1,600
Tradenames	576	(207)	369
Content	450	—	450
Non-compete agreements	54	(20)	34
	$56,217	$(40,764)	$15,453